Taxes Recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Taxes Recoverable [Abstract]
IRPJ and CSSL recoverable	R$ 4,443	R$ 11,357
Withholding income tax	3,470	5,082
PIS and COFINS recoverable	123,005	323,457
ICMS recoverable	1,765	7,002
INSS recoverable	519	27,904
Other taxes recoverable	504	9,467
Taxes recoverable	133,706	384,269
Current assets	133,706	139,668
Non-current assets	R$ 0	R$ 244,601